UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Conatus Capital Management LP
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Address:   Two Greenwich Plaza, 4th Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-13303
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Cimador
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     203-485-5270
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ James Cimador             Greenwich, Connecticut    November 16, 2009
----------------------------   ------------------------  -------------------
       [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              37
                                               -------------

Form 13F Information Table Value Total:          $1,908,844
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

         COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7           COLUMN 8
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
      NAME OF ISSUER          TITLE OF CLASS     CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGER     SOLE     SHARED   NONE
AMAZON COM INC                COM              023135106   35,881   384,330 SH         SOLE                384,330
APOLLO GROUP INC              CL A             037604105   94,978 1,289,239 SH         SOLE              1,289,239
APPLE INC                     COM              037833100  101,928   549,924 SH         SOLE                549,924
BAIDU INC                     SPON ADR REP A   056752108   33,428    85,482 SH         SOLE                 85,482
BAXTER INTL INC               COM              071813109   45,620   800,219 SH         SOLE                800,219
BED BATH & BEYOND INC         COM              075896100   35,181   937,159 SH         SOLE                937,159
BHP BILLITON LTD              SPONSORED ADR    088606108   19,596   296,863 SH         SOLE                296,863
C H ROBINSON WORLDWIDE INC    COM NEW          12541W209   31,935   552,981 SH         SOLE                552,981
CARNIVAL CORP                 PAIRED CTF       143658300   34,758 1,044,421 SH         SOLE              1,044,421
CISCO SYS INC                 COM              17275R102   82,671 3,511,938 SH         SOLE              3,511,938
CITRIX SYS INC                COM              177376100   33,974   866,033 SH         SOLE                866,033
COGNIZANT TECHNOLOGY SOLUTIO  CL A             192446102   58,828 1,521,685 SH         SOLE              1,521,685
COVIDIEN PLC                  SHS              G2554F105   45,770 1,058,025 SH         SOLE              1,058,025
CROWN CASTLE INTL CORP        COM              228227104   45,907 1,463,856 SH         SOLE              1,463,856
CTRIP COM INTL LTD            ADR              22943F100   22,782   387,517 SH         SOLE                387,517
D R HORTON INC                COM              23331A109   58,234 5,103,803 SH         SOLE              5,103,803
EXPRESS SCRIPTS INC           COM              302182100   82,418 1,062,367 SH         SOLE              1,062,367
FREEPORT-MCMORAN COPPER & GO  COM              35671D857   32,653   475,925 SH         SOLE                475,925
GOLDMAN SACHS GROUP INC       COM              38141G104   35,262   191,277 SH         SOLE                191,277
GOOGLE INC                    CL A             38259P508   69,364   139,889 SH         SOLE                139,889
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD 465562106   62,362 3,094,884 SH         SOLE              3,094,884
JPMORGAN CHASE & CO           COM              46625H100   67,429 1,538,770 SH         SOLE              1,538,770
MEDCO HEALTH SOLUTIONS INC    COM              58405U102   84,228 1,522,832 SH         SOLE              1,522,832
MINDRAY MEDICAL INTL LTD      SPON ADR         602675100   36,063 1,104,874 SH         SOLE              1,104,874
MONSANTO CO NEW               COM              61166W101   47,010   607,360 SH         SOLE                607,360
PETROHAWK ENERGY CORP         COM              716495106   45,588 1,883,023 SH         SOLE              1,883,023
PRICELINE COM INC             COM NEW          741503403   23,257   140,255 SH         SOLE                140,255
QUALCOMM INC                  COM              747525103   30,180   670,972 SH         SOLE                670,972
RANGE RES CORP                COM              75281A109   92,466 1,873,303 SH         SOLE              1,873,303
SBA COMMUNICATIONS CORP       COM              78388J106   46,136 1,706,844 SH         SOLE              1,706,844
STRAYER ED INC                COM              863236105   39,666   182,222 SH         SOLE                182,222
TERADATA CORP DEL             COM              88076W103   21,703   788,638 SH         SOLE                788,638
TOLL BROTHERS INC             COM              889478103   58,064 2,971,535 SH         SOLE              2,971,535
URBAN OUTFITTERS INC          COM              917047102   46,172 1,530,409 SH         SOLE              1,530,409
WALTER ENERGY INC             COM              93317Q105   70,603 1,175,542 SH         SOLE              1,175,542
WEATHERFORD INTERNATIONAL LT  REG              H27013103   67,431 3,252,839 SH         SOLE              3,252,839
WELLS FARGO & CO NEW          COM              949746101   69,318 2,459,836 SH         SOLE              2,459,836

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